Debt - revolving credit facilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	€ 7,600,000,000	€ 7,300,000,000
Revolving Credit Facilities
Disclosure of detailed information about borrowings [line items]
Maximum amount available under credit facility		6,250,000,000	€ 5,000,000,000.0
Undrawn borrowing facilities	6,250,000,000	6,250,000,000
Revolving Credit Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Maximum amount available under credit facility	€ 3,125,000,000	3,125,000,000
Borrowings maturity term	37 months
Revolving Credit Facility, Tranche One | Borrowings Extension Option 1
Disclosure of detailed information about borrowings [line items]
Extension term	1 year
Revolving Credit Facility, Tranche One | Borrowings Extension Option 2
Disclosure of detailed information about borrowings [line items]
Extension term	11 months
Revolving Credit Facility, Tranche Two
Disclosure of detailed information about borrowings [line items]
Maximum amount available under credit facility	€ 3,125,000,000
Borrowings maturity term	60 months
Other Revolving Credit Facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	€ 1,300,000,000	€ 1,100,000,000